Net sales (Details) € in Thousands	12 Months Ended
	Jun. 30, 2025 EUR (€) customer country store	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Net sales
Net sales	€ 1,262,277	€ 840,852	€ 766,003
Percentage of net sales	100.00%	100.00%	100.00%
Number of countries excluding Germany and the United States where net sales exceeds 10% | country	0
Number of individual customers exceeding 10% of net sales | customer	0
Net sales recognized from contract liabilities	€ 15,892	€ 2,007	€ 1,233
Decrease in net sales from application of hedge accounting	(953)	(1,511)	(1,650)
Germany
Net sales
Net sales	€ 142,409	€ 127,867	€ 128,109
Percentage of net sales	11.30%	15.20%	16.70%
United States
Net sales
Net sales	€ 323,662	€ 171,795	€ 137,521
Percentage of net sales	25.60%	20.40%	18.00%
Europe (excluding Germany)
Net sales
Net sales	€ 508,989	€ 332,575	€ 298,998
Percentage of net sales	40.30%	39.60%	39.00%
Rest of the world
Net sales
Net sales	€ 287,216	€ 208,615	€ 201,375
Percentage of net sales	22.80%	24.80%	26.30%
Germany
Net sales
Number of retail stores | store	2